PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Automobiles 0.3%
Tesla, Inc.*	6,047	$1,108,294
Banks 0.2%
NU Holdings Ltd. (Brazil) (Class A Stock)*	72,683	789,337
Beverages 0.9%
Coca-Cola Co. (The)	13,008	803,504
PepsiCo, Inc.	11,965	2,104,763
		2,908,267
Biotechnology 1.8%
AbbVie, Inc.	22,182	3,607,681
Amgen, Inc.	4,566	1,250,810
Vertex Pharmaceuticals, Inc.*	2,093	822,151
		5,680,642
Broadline Retail 8.1%
Amazon.com, Inc.*	131,278	22,973,650
MercadoLibre, Inc. (Brazil)*	1,797	2,621,284
		25,594,934
Capital Markets 0.2%
Blackstone, Inc.	6,557	764,612
Communications Equipment 0.2%
Arista Networks, Inc.*	3,034	778,403
Consumer Finance 0.8%
American Express Co.	11,135	2,605,924
Consumer Staples Distribution & Retail 1.6%
BJ’s Wholesale Club Holdings, Inc.*	10,478	782,497
Costco Wholesale Corp.	4,719	3,411,365
Performance Food Group Co.*	11,665	791,820
		4,985,682

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services 0.3%
Service Corp. International	11,195	$802,793
Electrical Equipment 0.2%
Eaton Corp. PLC	2,477	788,330
Electronic Equipment, Instruments & Components 0.5%
CDW Corp.	3,315	801,766
Keysight Technologies, Inc.*	5,407	799,912
		1,601,678
Entertainment 2.9%
Netflix, Inc.*	14,349	7,901,133
Walt Disney Co. (The)	13,095	1,454,855
		9,355,988
Financial Services 5.4%
Apollo Global Management, Inc.	28,026	3,037,458
Mastercard, Inc. (Class A Stock)	9,178	4,141,114
Visa, Inc. (Class A Stock)	37,604	10,100,810
		17,279,382
Ground Transportation 1.4%
CSX Corp.	23,629	784,955
Uber Technologies, Inc.*	56,103	3,717,946
		4,502,901
Health Care Equipment & Supplies 0.2%
GE HealthCare Technologies, Inc.	9,313	710,023
Health Care Providers & Services 0.6%
Cigna Group (The)	2,807	1,002,211
Molina Healthcare, Inc.*	2,347	802,909
		1,805,120
Hotels, Restaurants & Leisure 4.3%
Airbnb, Inc. (Class A Stock)*	18,737	2,971,126
Darden Restaurants, Inc.	16,136	2,475,424

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Domino’s Pizza, Inc.	5,266	$2,787,136
Hilton Worldwide Holdings, Inc.	3,974	783,990
Marriott International, Inc. (Class A Stock)	19,099	4,509,847
		13,527,523
Household Products 0.3%
Procter & Gamble Co. (The)	4,979	812,573
Insurance 0.6%
Progressive Corp. (The)	3,861	804,053
RenaissanceRe Holdings Ltd. (Bermuda)	4,775	1,046,919
		1,850,972
Interactive Media & Services 8.9%
Alphabet, Inc. (Class A Stock)*	73,559	11,973,934
Meta Platforms, Inc. (Class A Stock)	36,235	15,587,210
Pinterest, Inc. (Class A Stock)*	23,650	791,092
		28,352,236
IT Services 0.5%
Gartner, Inc.*	1,790	738,536
MongoDB, Inc.*	2,093	764,322
		1,502,858
Life Sciences Tools & Services 1.5%
ICON PLC*	2,605	775,977
IQVIA Holdings, Inc.*	3,419	792,422
Medpace Holdings, Inc.*	6,065	2,355,343
Mettler-Toledo International, Inc.*	649	798,075
		4,721,817
Machinery 1.7%
Caterpillar, Inc.	8,791	2,941,205
Otis Worldwide Corp.	26,439	2,411,237
		5,352,442

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Media 0.7%
Trade Desk, Inc. (The) (Class A Stock)*	25,985	$2,152,857
Oil, Gas & Consumable Fuels 0.4%
Cheniere Energy, Inc.	7,565	1,193,908
Passenger Airlines 0.8%
Delta Air Lines, Inc.	48,675	2,437,157
Personal Care Products 0.5%
L’Oreal SA (France), ADR	17,928	1,673,400
Pharmaceuticals 6.4%
AstraZeneca PLC (United Kingdom), ADR	50,326	3,818,737
Eli Lilly & Co.	11,967	9,347,424
Novo Nordisk A/S (Denmark), ADR	55,916	7,174,582
		20,340,743
Semiconductors & Semiconductor Equipment 19.0%
Advanced Micro Devices, Inc.*	69,349	10,983,495
Applied Materials, Inc.	20,721	4,116,227
ASML Holding NV (Netherlands)	874	762,539
Broadcom, Inc.	10,393	13,513,706
Lam Research Corp.	3,693	3,303,056
NVIDIA Corp.	32,076	27,714,305
		60,393,328
Software 17.3%
Adobe, Inc.*	8,427	3,900,268
AppLovin Corp. (Class A Stock)*	18,946	1,337,019
Cadence Design Systems, Inc.*	7,406	2,041,316
Crowdstrike Holdings, Inc. (Class A Stock)*	17,329	5,069,426
Fair Isaac Corp.*	723	819,398
Microsoft Corp.	64,206	24,997,322
Oracle Corp.	28,527	3,244,946
Salesforce, Inc.	26,438	7,110,236
ServiceNow, Inc.*	9,219	6,391,809
		54,911,740

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs 0.5%
American Tower Corp.	9,269	$1,590,190
Specialty Retail 4.5%
Home Depot, Inc. (The)	8,374	2,798,758
Lowe’s Cos., Inc.	5,321	1,213,135
O’Reilly Automotive, Inc.*	2,567	2,601,038
Ross Stores, Inc.	12,272	1,589,838
TJX Cos., Inc. (The)	64,338	6,053,563
		14,256,332
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	71,086	12,108,078
Textiles, Apparel & Luxury Goods 2.0%
Lululemon Athletica, Inc.*	7,076	2,551,605
LVMH Moet Hennessy Louis Vuitton SE (France)	2,633	2,162,842
NIKE, Inc. (Class B Stock)	17,146	1,581,890
		6,296,337

Total Long-Term Investments (cost $181,219,787)		315,536,801

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $362,140)(wb)	362,140	362,140

TOTAL INVESTMENTS 99.4% (cost $181,581,927)		315,898,941
Other assets in excess of liabilities 0.6%		1,934,283

Net Assets 100.0%		$317,833,224

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).